Segment Reporting - Revenues and Percentage of Consolidated Voyage Revenues from Top Customers (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Revenue, Major Customer [Line Items]
Voyage revenues from major customers	$ 396,444	$ 397,991	$ 402,928
Customer Concentration Risk | Ras Laffan Liquefied Natural Gas Company Ltd.
Revenue, Major Customer [Line Items]
Voyage revenues from major customers	$ 70,300	$ 70,100	$ 69,800
Customer Concentration Risk | Ras Laffan Liquefied Natural Gas Company Ltd. | Sales Revenue, Net
Revenue, Major Customer [Line Items]
Percentage of voyage revenues from major customers	18.00%	18.00%	17.00%
Customer Concentration Risk | Shell Spain LNG S.A.U
Revenue, Major Customer [Line Items]
Voyage revenues from major customers	$ 48,200	$ 48,500	$ 51,800
Customer Concentration Risk | Shell Spain LNG S.A.U | Sales Revenue, Net
Revenue, Major Customer [Line Items]
Percentage of voyage revenues from major customers	12.00%	12.00%	13.00%
Customer Concentration Risk | The Tangguh Production Sharing Contractors
Revenue, Major Customer [Line Items]
Voyage revenues from major customers	$ 44,400	$ 44,900	$ 44,300
Customer Concentration Risk | The Tangguh Production Sharing Contractors | Sales Revenue, Net
Revenue, Major Customer [Line Items]
Percentage of voyage revenues from major customers	11.00%	11.00%	11.00%